Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 152,486	€ 137,580
Financial assets at fair value through other comprehensive income	49,846	46,389
Financial liabilities at fair value through profit or loss	93,524	86,900
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	11,157	10,734
Financial assets at fair value through other comprehensive income	440	270
Total financial assets	11,597	11,005	€ 9,118
Financial liabilities at fair value through profit or loss	613	770
Financial liabilities, at fair value	613	770	€ 729
Level 3 | Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,580	3,504
Financial liabilities at fair value through profit or loss	10	10
Level 3 | Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	145	141
Level 3 | Loans and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,950	1,565
Financial liabilities at fair value through profit or loss	0	0
Level 3 | (Reverse) repos
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5,783	5,050
Level 3 | Structured notes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	53	67
Level 3 | Derivatives at rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	494	413
Financial liabilities at fair value through profit or loss	477	389
Level 3 | Derivatives at foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5	6
Financial liabilities at fair value through profit or loss	4	8
Level 3 | Derivative at credit
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	181	39
Financial liabilities at fair value through profit or loss	33	241
Level 3 | Derivatives at equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	7	10
Financial liabilities at fair value through profit or loss	21	47
Level 3 | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	13	6
Financial liabilities at fair value through profit or loss	15	9
Level 3 | Loan and advances at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	156
Level 3 | Equity at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 283	€ 270
Level 3 | Minimum | Price based | Debt securities | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0	0
Level 3 | Minimum | Price based | Debt securities | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	417	327
Level 3 | Minimum | Price based | Equity securities | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	0	0
Level 3 | Minimum | Price based | Loans and advances | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0	0
Level 3 | Minimum | Price based | Structured notes | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.94	0.93
Level 3 | Minimum | Price based | Derivative at credit | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.94	0
Level 3 | Minimum | Price based | Other derivatives | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	67	68
Level 3 | Minimum | Price based | Equity at FVOCI | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		1.22
Level 3 | Minimum | Price based | Equity at FVOCI | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	125.74
Level 3 | Minimum | Present value techniques | Debt securities | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.96	0.96
Level 3 | Minimum | Present value techniques | Loans and advances | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1
Level 3 | Minimum | Present value techniques | Loans and advances | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0628	0.0576
Level 3 | Minimum | Present value techniques | Loans and advances | Prepayment rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02	0.02
Level 3 | Minimum | Present value techniques | (Reverse) repos | Interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02	0.02
Level 3 | Minimum | Present value techniques | Structured notes | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1
Level 3 | Minimum | Present value techniques | Structured notes | Prepayment rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.9959
Level 3 | Minimum | Present value techniques | Derivatives at rates | Reset spread (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02	0.02
Level 3 | Minimum | Present value techniques | Derivative at credit | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0008	0
Level 3 | Minimum | Present value techniques | Equity at FVOCI | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.000552	0.000567
Level 3 | Minimum | Present value techniques | Equity at FVOCI | Interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.035	0.015
Level 3 | Minimum | Present value techniques | Equity at FVOCI | Payout ratio (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.70	0.70
Level 3 | Minimum | Option pricing model | Structured notes | Equity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.16
Level 3 | Minimum | Option pricing model | Structured notes | Equity/Equity correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.6	0.7
Level 3 | Minimum | Option pricing model | Structured notes | Equity/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	(0.2)
Level 3 | Minimum | Option pricing model | Structured notes | Dividend yield (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.037
Level 3 | Minimum | Option pricing model | Derivatives at rates | Interest rate volatility (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0064
Level 3 | Minimum | Option pricing model | Derivatives at foreign exchange | Implied volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02	0.02
Level 3 | Minimum | Option pricing model | Derivatives at equity | Equity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.07	0.07
Level 3 | Minimum | Option pricing model | Derivatives at equity | Equity/Equity correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0	0.0
Level 3 | Minimum | Option pricing model | Derivatives at equity | Equity/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	(0.6)	(0.6)
Level 3 | Minimum | Option pricing model | Derivatives at equity | Dividend yield (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0	0
Level 3 | Minimum | Option pricing model | Other derivatives | Commodity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.15	0.131
Level 3 | Minimum | Option pricing model | Other derivatives | Com/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	(0.25)	(0.40)
Level 3 | Maximum | Price based | Debt securities | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.08	1.20
Level 3 | Maximum | Price based | Debt securities | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	1,325	520
Level 3 | Maximum | Price based | Equity securities | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	5,475	5,475
Level 3 | Maximum | Price based | Loans and advances | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.05	1.07
Level 3 | Maximum | Price based | Structured notes | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.03	1.04
Level 3 | Maximum | Price based | Derivative at credit | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1	1
Level 3 | Maximum | Price based | Other derivatives | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	67	68
Level 3 | Maximum | Price based | Equity at FVOCI | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		1.22
Level 3 | Maximum | Price based | Equity at FVOCI | Price (price per share)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	125.74
Level 3 | Maximum | Present value techniques | Debt securities | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.99	1
Level 3 | Maximum | Present value techniques | Loans and advances | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1
Level 3 | Maximum | Present value techniques | Loans and advances | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0707	0.0629
Level 3 | Maximum | Present value techniques | Loans and advances | Prepayment rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02	1
Level 3 | Maximum | Present value techniques | (Reverse) repos | Interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02	0.02
Level 3 | Maximum | Present value techniques | Structured notes | Price (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1
Level 3 | Maximum | Present value techniques | Structured notes | Prepayment rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		1.0009
Level 3 | Maximum | Present value techniques | Derivatives at rates | Reset spread (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.02	0.02
Level 3 | Maximum | Present value techniques | Derivative at credit | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0094	0.0091
Level 3 | Maximum | Present value techniques | Equity at FVOCI | Credit spread (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.000552	0.000576
Level 3 | Maximum | Present value techniques | Equity at FVOCI | Interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.035	0.035
Level 3 | Maximum | Present value techniques | Equity at FVOCI | Payout ratio (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.90	0.90
Level 3 | Maximum | Option pricing model | Structured notes | Equity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.46
Level 3 | Maximum | Option pricing model | Structured notes | Equity/Equity correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.7	0.7
Level 3 | Maximum | Option pricing model | Structured notes | Equity/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0
Level 3 | Maximum | Option pricing model | Structured notes | Dividend yield (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.043
Level 3 | Maximum | Option pricing model | Derivatives at rates | Interest rate volatility (bps)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.0280
Level 3 | Maximum | Option pricing model | Derivatives at foreign exchange | Implied volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.41	0.15
Level 3 | Maximum | Option pricing model | Derivatives at equity | Equity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.76	0.81
Level 3 | Maximum | Option pricing model | Derivatives at equity | Equity/Equity correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.0	1.0
Level 3 | Maximum | Option pricing model | Derivatives at equity | Equity/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.3	0.6
Level 3 | Maximum | Option pricing model | Derivatives at equity | Dividend yield (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1	0.33
Level 3 | Maximum | Option pricing model | Other derivatives | Commodity volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.93	0.61
Level 3 | Maximum | Option pricing model | Other derivatives | Com/FX correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	(0.25)	(0.25)